Note 7 - Trade and Other Receivables	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
7.	TRADE AND OTHER RECEIVABLES

	As at
	Dec. 31, 2018	As at
	(Restated – Note 4)	March 31, 2018
Trade account receivables, net	$342,218	$326,399
Accrued gas receivables	5,519	15,893
Unbilled revenues	323,000	301,577
Other	35,821	14,975
	$706,558	$658,844